Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41772
Entity Registrant Name	ESGL Holdings Limited
Entity Central Index Key	0001957538
Entity Address, Address Line One	101 Tuas South Avenue 2
Entity Address, Country	SG
Entity Address, Postal Zip Code	637226